INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2024	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Additions	113	—	183	10	67	373
Acquisitions through business combinations	—	9	11	1	—	21
Dispositions	(1)	(255)	(153)	(69)	(118)	(596)
Foreign currency translation	(734)	(303)	(118)	(114)	(22)	(1,291)
Balance at December 31, 2024	$2,258	$14,542	$2,997	$2,898	$1,054	$23,749
Additions	131	—	154	9	75	369
Acquisitions through business combinations (2)	—	504	103	199	1	807
Dispositions (3)	(1)	(2)	(32)	(1)	(159)	(195)
Assets reclassified as held for sale	—	(96)	(22)	(124)	(6)	(248)
Foreign currency translation	283	463	127	168	88	1,129
Balance at December 31, 2025	$2,671	$15,411	$3,327	$3,149	$1,053	$25,611
Accumulated amortization and impairment
Balance at January 1, 2024	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Amortization and impairment expense	(108)	(949)	(391)	(73)	(69)	(1,590)
Dispositions	1	141	77	41	29	289
Foreign currency translation	123	85	39	8	10	265
Balances at December 31, 2024	$(453)	$(3,443)	$(1,156)	$(231)	$(149)	$(5,432)
Amortization and impairment expense	(109)	(1,004)	(386)	(62)	(47)	(1,608)
Dispositions (3)	1	—	27	1	79	108
Assets reclassified as held for sale	—	34	17	47	4	102
Foreign currency translation	(57)	(130)	(56)	(14)	(11)	(268)
Balance at December 31, 2025	$(618)	$(4,543)	$(1,554)	$(259)	$(124)	$(7,098)
Net book value
December 31, 2024	$1,805	$11,099	$1,841	$2,667	$905	$18,317
December 31, 2025	$2,053	$10,868	$1,773	$2,890	$929	$18,513
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(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,401 million (2024: $2,071 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $331 million (2024: $307 million) associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian asset manager and lender.
(2)See Note 3 for additional information.
(3)Includes the deconsolidation of the partnership’s healthcare services operation. See Note 17(b)(i) for additional information.

The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have an average remaining term of 23 years at which point the underlying concession assets will be returned to the various grantors.
The proprietary technology within the partnership pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the partnership’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the partnership’s advanced energy storage operation, engineered components manufacturing operation, dealer software and technology services operation, lottery services operation and electric heat tracing systems manufacturer assessed to have estimated useful lives ranging between 5 to 15 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the partnership through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisitions of the partnership’s lottery services operation, modular building leasing services, advanced energy storage operation, electric heat tracing systems manufacturer, dealer software and technology services operation and engineered components manufacturing operation. The brand names were valued at the date of acquisition using the relief from royalty method. As at December 31, 2025, $2,401 million (2024: $2,071 million) of the partnership’s brand names and trademarks have indefinite useful lives, and the remainder were assessed to have estimated useful lives ranging between 10 to 40 years.
Customer relationships pertain to strong and continuing relationships with many of the partnership’s customers which contribute to the revenues and cash flows generated by the partnership’s respective operations. The partnership has recognized customer relationships from the acquisitions of the partnership’s advanced energy storage operation, dealer software and technology services operation, lottery services operation, engineered components manufacturing operation, modular building leasing services and electric heat tracing systems manufacturer. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have estimated useful lives ranging between 10 to 20 years.